PROPERTY AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 3,034,554
Balance, end of period	2,772,299	R$ 3,034,554
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	3,034,554	2,295,851
Acquisitions	350,730	1,306,618
Write-offs	(619,343)	(559,419)
Transfers	6,358	(8,496)
Balance, end of period	2,772,299	3,034,554
Property and equipment | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	4,600,128	3,848,701
Acquisitions	668,731	1,618,454
Write-offs	(763,578)	(858,531)
Transfers	6,358	(8,496)
Balance, end of period	4,511,639	4,600,128
Property and equipment | Cost | Aircraft parts and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,237,723
Acquisitions	298,601
Write-offs	(83,982)
Transfers	0
Balance, end of period	2,452,342	2,237,723
Property and equipment | Cost | Maintenance materials and parts
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,133,015	2,036,144
Acquisitions		332,469
Write-offs		(191,944)
Transfers		(43,654)
Balance, end of period		2,133,015
Property and equipment | Cost | Non‑aircraft equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	108,152
Acquisitions	3,084
Write-offs	(4,040)
Transfers	0
Balance, end of period	107,196	108,152
Property and equipment | Cost | Equipments
Changes in property, plant and equipment [abstract]
Balance, beginning of period	212,860	195,810
Acquisitions		21,356
Write-offs		(5,124)
Transfers		818
Balance, end of period		212,860
Property and equipment | Cost | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	384,282	593,953
Acquisitions	170,126	323,056
Write-offs	(256,176)	(533,279)
Transfers	3,502	552
Balance, end of period	301,734	384,282
Property and equipment | Cost | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	660,624	555,412
Acquisitions	80,132	59,848
Write-offs	(96,709)	(24,445)
Transfers	6,358	69,809
Balance, end of period	650,405	660,624
Property and equipment | Cost | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	85,157	44,016
Acquisitions	0	75,692
Write-offs	(52,175)	(34,551)
Transfers	0	0
Balance, end of period	32,982	85,157
Property and equipment | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	28,502	29,231
Acquisitions	585	2,877
Write-offs	(2)	(3,606)
Transfers	0	0
Balance, end of period	29,085	28,502
Property and equipment | Cost | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	59,314	96,095
Acquisitions	10,924	64,822
Write-offs	(14,029)	(65,582)
Transfers	(3,502)	(36,021)
Balance, end of period	52,707	59,314
Property and equipment | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,036,374	298,040
Acquisitions	105,279	738,334
Write-offs	(256,465)	0
Transfers	0	0
Balance, end of period	885,188	1,036,374
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,565,574)	(1,409,060)
Acquisitions	(318,001)	(311,836)
Write-offs	144,235	155,322
Transfers	0	0
Balance, end of period	(1,739,340)	(1,565,574)
Property and equipment | Depreciation | Aircraft parts and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(974,169)
Acquisitions	(207,376)
Write-offs	13,306
Transfers	0
Balance, end of period	(1,168,239)	(974,169)
Property and equipment | Depreciation | Maintenance materials and parts
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(895,971)	(785,204)
Acquisitions		(164,285)
Write-offs		53,518
Transfers		0
Balance, end of period		(895,971)
Property and equipment | Depreciation | Non‑aircraft equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(63,287)
Acquisitions	(11,210)
Write-offs	614
Transfers	0
Balance, end of period	(73,883)	(63,287)
Property and equipment | Depreciation | Equipments
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(141,485)	(120,860)
Acquisitions		(25,310)
Write-offs		4,685
Transfers		0
Balance, end of period		(141,485)
Property and equipment | Depreciation | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(246,405)	(271,104)
Acquisitions	(23,073)	(39,385)
Write-offs	70,424	64,084
Transfers	0	0
Balance, end of period	(199,054)	(246,405)
Property and equipment | Depreciation | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(233,508)	(188,987)
Acquisitions	(65,280)	(68,273)
Write-offs	46,864	23,752
Transfers	0	0
Balance, end of period	(251,924)	(233,508)
Property and equipment | Depreciation | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(26,031)	(19,616)
Acquisitions	(8,972)	(12,101)
Write-offs	13,025	5,686
Transfers	0	0
Balance, end of period	(21,978)	(26,031)
Property and equipment | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(22,174)	(23,289)
Acquisitions	(2,090)	(2,482)
Write-offs	2	3,597
Transfers	0	0
Balance, end of period	R$ (24,262)	R$ (22,174)
Property and equipment | Depreciation | Weighted rate | Aircraft parts and equipment
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%
Property and equipment | Depreciation | Weighted rate | Maintenance materials and parts
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)		8.00%
Property and equipment | Depreciation | Weighted rate | Non‑aircraft equipment
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	10.00%
Property and equipment | Depreciation | Weighted rate | Equipments
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)		13.00%
Property and equipment | Depreciation | Weighted rate | Aircraft, engines and simulators
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	6.00%	7.00%
Property and equipment | Depreciation | Weighted rate | Improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	10.00%	12.00%
Property and equipment | Depreciation | Weighted rate | Maintenance
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	11.00%	27.00%
Property and equipment | Depreciation | Weighted rate | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	7.00%	8.00%
Property and equipment | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 3,034,554	R$ 2,439,641
Acquisitions		1,306,618
Write-offs		(703,209)
Transfers		(8,496)
Balance, end of period		3,034,554
Property and equipment | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 0	(143,790)
Acquisitions		0
Write-offs		143,790
Transfers		0
Balance, end of period		R$ 0